UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                2/2/2009
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           120
                                         ------------
Form 13F Information Table Value Total:       222,967
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/  PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x $1000)  RN AMT    PRN  CALL DSCRETN  MANAGERS       SOLE
--------------------------- -------------- --------   --------  ------    ---  ---- -------  -------- --------------
ABBOTT LABS                  COM              002824100   284        5319  SH       SOLE    NONE        5319
ACTIVISION BLIZZARD INC      COM              00507V109   120       13910  SH       SOLE    NONE       13910
ADAMS EXPRESS CO 	     COM              006212104   1006	   125310  SH 	    SOLE    NONE      125310
ALTRIA GROUP INC             COM	      02209S103    222	    14711  SH 	    SOLE    NONE       14711
ANTHRACITE CAP INC	     COM	      037023108     32      14420  SH 	    SOLE    NONE       14420
AT&T INC                     COM              00206R102    432      15175  SH       SOLE    NONE       15175
BANCROFT FUND LTD 	     COM	      059695106   2965	   267345  SH 	    SOLE    NONE      267345
BANK OF AMERICA CORPORATION  COM	      060505104    445      31634  SH 	    SOLE    NONE       31634
BERKSHIRE HATHAWAY INC DEL   CL B	      084670207    244         76  SH 	    SOLE    NONE          76
BLACKROCK DIVID ACHIEVRS TM  COM	      09250N107   2343     280282  SH 	    SOLE    NONE      280282
BLACKROCK ENH CAP INC FD I   COM              09256A109    708      63300  SH       SOLE    NONE       63300
BLACKROCK FLA MUN 2020 TERM  COM SHS          09250M109   1663     167100  SH 	    SOLE    NONE      167100
BLACKROCK GLOBAL FLG INC TR  COM	      091941104     96      12200  SH 	    SOLE    NONE       12200
BLACKROCK INCOME TR INC	     COM	      09247F100   2534     431035  SH 	    SOLE    NONE      431035
BLACKROCK INSD MUN TERM TR   COM	      092474105   5916     582266  SH 	    SOLE    NONE      582266
BLACKROCK INTL GRWTH INC TR  COM BENE INTER   092524107   1592     187487  SH 	    SOLE    NONE      187487
BLACKROCK MUNIHLDNGS INS INV COM	      09254P108   2358     257720  SH 	    SOLE    NONE      257720
BLACKROCK MUNIYIELD QUALITY  COM	      09254G108    162      18900  SH 	    SOLE    NONE       18900
BLACKROCK PFD & EQ ADVANTAGE COM	      092508100    100      12000  SH 	    SOLE    NONE       12000
BLACKROCK REAL ASSET EQUITY  COM	      09254B109    445      63532  SH 	    SOLE    NONE       63532
BLACKROCK S&P QLTY RK EQ MD  SHS BEN INT      09250D109    242      24517  SH 	    SOLE    NONE       24517
BLACKROCK STRAT DIVD ACHIEVE COM	      09249Y107   3756     453649  SH 	    SOLE    NONE      420770
BRISTOL MYERS SQUIBB CO      COM              110122108    250      10751  SH 	    SOLE    NONE       10751
CHEVRON CORP NEW 	     COM	      166764100   1047      14155  SH 	    SOLE    NONE       14155
CISCO SYS INC                COM	      17275R102    167      10223  SH 	    SOLE    NONE       10223
CIT GROUP INC                COM	      125581108     53      11643  SH 	    SOLE    NONE       11643
CITIGROUP INC 	             COM	      172967101    241      35841  SH 	    SOLE    NONE       35841
CME GROUP INC                COM	      12572Q105    208       1000  SH 	    SOLE    NONE        1000
COHEN STEERS ADV INC RLTY    COM	      19247W102     64      17019  SH 	    SOLE    NONE       17019
CONOCOPHILLIPS               COM	      20825C104    370       7143  SH 	    SOLE    NONE        7143
DEFINED STRATEGY FD INC	     COM	      24476Y100   2762     282150  SH 	    SOLE    NONE      282150
DELTA AIR LINES INC DEL      COM NEW	      247361702    289      25185  SH 	    SOLE    NONE       25185
DWS GLOBAL COMMODITIES STK   COM	      23338Y100   4133     756893  SH 	    SOLE    NONE      756893
EATON VANCE LTD DUR INCOME   COM	      27828H105   2935     296717  SH 	    SOLE    NONE      296717
EATON VANCE TAX MNG GBL DV   COM	      27829F108   7243     735295  SH 	    SOLE    NONE      735295
EATON VANCE TX ADV GLBL DIV  COM	      27828S101    121      11400  SH 	    SOLE    NONE       11400
EATON VANCE TX MGD DIV EQ    COM	      27828N102   9286     859055  SH 	    SOLE    NONE      859055
EATON VANCE TXMGD GL BUYWR   COM	      27829C105   2716     268346  SH 	    SOLE    NONE      268346
ELLSWORTH FUND LTD	     COM              289074106   7053    1445239  SH 	    SOLE    NONE     1445239
EMERGING MKTS TELECOMNC FD   COM	      290890102    160      11812  SH 	    SOLE    NONE       11812
EXXON MOBIL CORP             COM	      30231G102    587       7359  SH 	    SOLE    NONE       7359
FORTRESS INVESTMENT GROUP LL CL A	      34958B106     11      10621  SH 	    SOLE    NONE       10621
GABELLI GLOBAL DEAL FD       COM SBI	      36245G103  10211     777059  SH 	    SOLE    NONE      777059
GABELLI GLOBAL MULTIMEDIA TR COM	      36239Q109   2004     450227  SH       SOLE    NONE      450227
GENERAL ELECTRIC CO	     COM	      369604103    400      24682  SH 	    SOLE    NONE       24682
ING GLOBAL EQTY DIV & PREM   COM	      45684E107    394      40500  SH 	    SOLE    NONE       40500
INSURED MUN INCOME FD	     COM	      45809F104    509      50348  SH 	    SOLE    NONE       50348
INTEL CORP 	             COM	      458140100    249      16978  SH 	    SOLE    NONE       16978
ISHARES INC	             US PFD STK IDX   464288687   3363     115124  SH 	    SOLE    NONE      115124
ISHARES TR	             DJ US REAL EST   464287739    465      12500  SH 	    SOLE    NONE       12500
ISHARES TR	             MSCI EAFE IDX    464287465    468      10442  SH 	    SOLE    NONE       10442
ISHARES TR	             BARCLYS US AGG B 464287226    977       9375  SH 	    SOLE    NONE        9375
JOHN BEAN TECHNOLOGIES CORP  COM	      477839104    143      17564  SH 	    SOLE    NONE       17564
JOHNSON & JOHNSON 	     COM	      478160104    299       5000  SH 	    SOLE    NONE        5000
JP MORGAN CHASE & CO 	     COM	      46625H100    438      13878  SH 	    SOLE    NONE       13878
LIBERTY ALL STAR EQUITY FD   SH BEN INT	      530158104   5809    1573985  SH 	    SOLE    NONE     1573985
LOEWS CORP	             COM	      540424108    989      35000  SH 	    SOLE    NONE       35000
MACROVISION SOLUTIONS CORP   COM	      55611C108    194      15334  SH 	    SOLE    NONE       15334
MARVELL TECHNOLOGY GROUP LTD ORD	      G5876H105    153      22957  SH 	    SOLE    NONE       22957
MBIA CAP CLAYMORE MNG DUR IN COM	      55266X100    333      39147  SH 	    SOLE    NONE       39147
MERCK & CO INC	             COM	      589331107    239       7866  SH 	    SOLE    NONE        7866
METLIFE INC 	             COM	      59156R108    202       5780  SH 	    SOLE    NONE        5780
MFS CHARTER INCOME TR	     SH BEN INT       552727109   5190     707086  SH 	    SOLE    NONE      707086
MFS INTER INCOME TR          SH BEN INT	      55273C107  20678    3308541  SH 	    SOLE    NONE     3308541
MFS MULTIMARKET INCOME TR    SH BEN INT	      552737108   6447    1340322  SH 	    SOLE    NONE     1340322
MICROSOFT CORP		     COM	      594918104    524      26932  SH 	    SOLE    NONE       26932
MORGAN STANLEY EMER MKTS DEB COM	      61744H105    109      15350  SH 	    SOLE    NONE       15350
MORGAN STANLEY HIGH YIELD FD COM	      61744M104    129      34415  SH 	    SOLE    NONE       34415
MORGAN STANLEY QULTY 	     MUN SECS	      61745P585    101      10550  SH 	    SOLE    NONE       10550
MYLAN INC 	             COM	      628530107    146      14802  SH 	    SOLE    NONE       14802
NEW GERMANY FD INC	     COM	      644465106     85      10638  SH 	    SOLE    NONE       10638
NFJ DIVID INT & PREM STRTGY  COM SHS	      65337H109    676      52234  SH 	    SOLE    NONE       52234
NUVEEN CORE EQUITY ALPHA FD  COM	      67090X107    549      57110  SH 	    SOLE    NONE       47365
NUVEEN EQTY PRM OPPORUNTY FD COM	      6706EM102   6882     644416  SH 	    SOLE    NONE      644416
NUVEEN EQUITY PREM & GROWTH  COM	      6706EW100   2080     193160  SH 	    SOLE    NONE      193160
NUVEEN FLA QUALITY INCOME MU COM	      670978105   2653     276624  SH 	    SOLE    NONE      276624
NUVEEN INSD PREM INCOME MUN  COM	      6706D8104     98      10500  SH 	    SOLE    NONE       10500
NUVEEN MULTI STRAT INC & GR  COM SHS	      67073D102   1065     218662  SH 	    SOLE    NONE      218662
NUVEEN NY MUN VALUE FD       COM	      67062M105    596      69250  SH 	    SOLE    NONE       69250
NUVEEN NY SELECT QUALITY MUN COM	      670976109    314      31000  SH 	    SOLE    NONE       31000
NUVEEN PREM INCOME MUN FD    COM	      67062T100    118      11500  SH 	    SOLE    NONE       11500
NUVEEN QUALITY INCOME MUN FD COM	      670977107    165      14600  SH 	    SOLE    NONE       14600
PFIZER INC 	             COM	      717081103    489      27616  SH 	    SOLE    NONE       27616
PHARMACEUTICAL HLDRS TR	     DEPOSITRY RCPT   71712A206   5238      85400  SH 	    SOLE    NONE       85400
PHILIP MORRIS INTL INC 	     COM	      718172109	   293	     6744  SH 	    SOLE    NONE        6744
PROCTER & GAMBLE CO 	     COM	      742718109	   246	     3977  SH 	    SOLE    NONE        3977
PROSHARES TR		     ULTRASHT SP 500  74347R883   1616      22776  SH 	    SOLE    NONE       22776
PROSHARES TR		     PSHS ULTSH 20YR  74347R297    377      10000  SH 	    SOLE    NONE       10000
PROVIDENT ENERGY TR 	     TR UNIT	      74386K104	    46	    10500  SH 	    SOLE    NONE       10500
PUTNAM MANAGED MUN INCM TR   COM	      746823103   4524     894098  SH 	    SOLE    NONE      894098
PUTNAM MASTER INTER INCOME T SH BEN INT	      746909100     97      24041  SH 	    SOLE    NONE       24041
PUTNAM MUN OPPORTUNITES TR   SH BEN INT	      746922103   9184    1051981  SH 	    SOLE    NONE     1051981
PUTNAM PREMIER INCOME TR     SH BEN INT	      746853100   7408    1914203  SH 	    SOLE    NONE     1914203
QWEST COMMUNICATIONS INTL    COM	      749121109	   157	    43182  SH 	    SOLE    NONE       43182
RITE AID CORP 	             COM	      767754104	    43	   139146  SH 	    SOLE    NONE      139146
S & P 500 GEARED FD INC      COM	      78381R105    303      32470  SH 	    SOLE    NONE       32470
SAVVIS INC 	             COM NEW	      805423308	    75	    10820  SH 	    SOLE    NONE       10820
SCHERING PLOUGH CORP 	     COM	      806605101	   192	    11291  SH 	    SOLE    NONE       11291
SELECT SECTOR SPDR TR 	     SBI INT-FINL     81369Y605	   237	    18932  SH 	    SOLE    NONE       18932
SELECT SECTOR SPDR TR 	     SBI HEALTHCARE   81369Y209	   461	    17350  SH 	    SOLE    NONE       17350
SELECT SECTOR SPDR TR 	     SBI INT-UTILS    81369Y886	   244	     8400  SH 	    SOLE    NONE        8400
SELECT SECTOR SPDR TR 	     SBI INT-ENERGY   81369Y506	   215	     4500  SH 	    SOLE    NONE        4500
SELIGMAN SELECT MUN FD INC   COM	      816344105   1576     172273  SH 	    SOLE    NONE      172273
SMURFIT-STONE CONTAINER CORP COM  	      832727101	    11	    42619  SH 	    SOLE    NONE       42619
SOVEREIGN BANCORP INC 	     COM	      845905108     48      15965  SH 	    SOLE    NONE       15965
SPDR SERIES TRUST 	     LEH MUN BD ETF   78464A458	   490	    22881  SH 	    SOLE    NONE       22881
SPDR TR                      UNIT SER 1	      78462F103  19054     211149  SH 	    SOLE    NONE      211149
SUNAMERICA FCSED ALPHA GRW   COM	      867037103   5107     534770  SH 	    SOLE    NONE      534770
SUNAMERICA FOCUSE ALPHA LC   COM	      867038101   3388     327964  SH 	    SOLE    NONE      327964
TRAVELERS COMPANIES INC	     COM	      89417E109    381       8436  SH 	    SOLE    NONE        8436
VAN KAMPEN DYNAMIC CR OPPORT COM	      921166104   4642     654705  SH 	    SOLE    NONE      654705
VANGUARD INDEX FDS 	     STK MRK ETF      922908769   1248	    27904  SH 	    SOLE    NONE       27904
WESTERN ASSET CLYM INFL OPP  COM	      95766R104   3449	   328775  SH 	    SOLE    NONE      328775
WESTERN ASSET CLYM INFL SEC  COM SH BEN INT   95766Q106	   297	    27495  SH 	    SOLE    NONE       27495
WESTERN ASSET EMRG MKT DEBT  COM	      95766A101   6803	   540376  SH 	    SOLE    NONE      540376
WESTERN ASSET HIGH INCM OPP  COM	      95766K109	    47	    12000  SH 	    SOLE    NONE       12000
WESTERN ASSET INTM MUNI FD   COM	      958435109	   793	   105353  SH 	    SOLE    NONE      105353
WESTERN ASST MN PRT FD INC   COM	      95766P108	   332	    34299  SH 	    SOLE    NONE       34299
WYETH 	                     COM	      983024100	   216	     5767  SH 	    SOLE    NONE        5767
YAHOO INC 	             COM	      984332106	   135	    11030  SH 	    SOLE    NONE       11030

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